As filed with the Securities and Exchange Commission on August 17, 2011

1933 Act Registration Number 333-163887

1940 Act Registration Number 811-22372

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Post-Effective Amendment No. __2_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. _4__

Clarity Fund, Inc.

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Office)

Registrant's Telephone Number, including Area Code:

515-252-7489

(Name and Address of Agent for Service)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

Copies of all communications to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

It is proposed that this filing become effective on August 17, 2011 pursuant to the paragraph (b) of rule 485 under the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned authorized individual in the City of West Des Moines, State of Iowa on the 17th day of August, 2011.

CLARITY FUND, INC.

By:_____/s/__________________________

      Bradley R. Peyton, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on August 17, 2011:

SIGNATURE

TITLE

_____/s/_________________________

Bradley R. Peyton

President, Principal Executive

Officer and Director

______/s/________

Vice President, Treasurer and Principal

Sayer Martin

Financial Accounting Officer

 /s/ * Al K. Kaduce

Director

/s/ *  Douglas A. Pals

Director

 /s/ *  J. Scott Raecker

Director

.

* Executed pursuant to power of attorney by Bradley R. Peyton Attorney-in-fact

_____/s/________________________

Bradley R. Peyton

EXHIBIT INDEX

Index No.	Description of Exhibit
1. EX-101.INS	XBRL Instance Document
2. EX-101.SCH	XBRL Taxonomy Extension Schema Document
3. EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
4. EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
5. EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
6. EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase